(2_FIDELITY_LOGOS)FIDELITY

EXCHANGE
FUND
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT    21   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            22


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995    PAST 1   PAST 5    PAST 10
                                   YEAR     YEARS     YEARS

Exchange                           35.77%   108.27%   296.33%

S&P 500(registered trademark)      37.58%   115.52%   300.54%

Average Growth and Income Fund     30.82%   105.29%   232.79%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks- a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average growth and income fund, which reflects the performance of 438 growth and income funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995    PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Exchange                           35.77%   15.80%   14.76%

S&P 500(registered trademark)      37.58%   16.60%   14.89%

Average Growth and Income Fund     30.82%   15.31%   12.64%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              Exchange (033)  Standard & Poor's
     12/31/85        10000.00         10000.00
     01/31/86        10089.57         10056.00
     02/28/86        10937.34         10808.19
     03/31/86        11573.41         11411.29
     04/30/86        11560.43         11282.34
     05/31/86        12211.33         11882.56
     06/30/86        12543.27         12083.37
     07/31/86        11829.32         11407.91
     08/31/86        12493.54         12254.38
     09/30/86        11306.90         11240.94
     10/31/86        11952.80         11889.55
     11/30/86        12287.01         12178.46
     12/31/86        12072.25         11867.91
     01/31/87        13719.34         13466.52
     02/28/87        14472.66         13998.45
     03/31/87        14719.56         14403.00
     04/30/87        14398.75         14274.81
     05/31/87        14542.43         14399.01
     06/30/87        15319.83         15126.15
     07/31/87        16069.68         15893.05
     08/31/87        16578.27         16485.86
     09/30/87        16192.54         16124.82
     10/31/87        12832.35         12651.53
     11/30/87        11804.41         11609.05
     12/31/87        12684.00         12492.50
     01/31/88        13149.31         13018.43
     02/29/88        13851.51         13625.09
     03/31/88        13408.91         13204.07
     04/30/88        13443.75         13350.64
     05/31/88        13437.60         13466.79
     06/30/88        13907.93         14084.92
     07/31/88        13768.89         14031.39
     08/31/88        13521.94         13554.33
     09/30/88        14036.59         14131.74
     10/31/88        14655.00         14524.60
     11/30/88        14528.41         14316.90
     12/31/88        14762.72         14567.45
     01/31/89        15631.36         15633.78
     02/28/89        15337.58         15244.50
     03/31/89        15704.34         15599.70
     04/30/89        16549.11         16409.32
     05/31/89        17160.08         17073.90
     06/30/89        17084.66         16976.58
     07/31/89        18646.33         18509.57
     08/31/89        18757.88         18872.35
     09/30/89        18632.95         18794.98
     10/31/89        18340.69         18358.93
     11/30/89        18822.58         18733.46
     12/31/89        19123.06         19183.06
     01/31/90        17864.40         17895.87
     02/28/90        18016.97         18126.73
     03/31/90        18498.50         18607.09
     04/30/90        18126.62         18141.91
     05/31/90        20138.57         19910.75
     06/30/90        20177.21         19775.36
     07/31/90        20042.10         19712.07
     08/31/90        18362.88         17930.10
     09/30/90        17508.79         17056.91
     10/31/90        17371.27         16983.56
     11/30/90        18469.04         18080.70
     12/31/90        19029.42         18585.15
     01/31/91        19655.72         19395.46
     02/28/91        21103.72         20782.24
     03/31/91        21672.40         21285.17
     04/30/91        21599.74         21336.26
     05/31/91        22541.70         22257.98
     06/30/91        21442.36         21238.57
     07/31/91        22537.16         22228.28
     08/31/91        23018.67         22755.09
     09/30/91        22580.25         22375.08
     10/31/91        23013.60         22674.91
     11/30/91        22293.88         21761.11
     12/31/91        25007.85         24250.58
     01/31/92        24461.41         23799.52
     02/29/92        24889.84         24108.91
     03/31/92        24412.67         23638.79
     04/30/92        24869.32         24333.77
     05/31/92        25020.68         24453.01
     06/30/92        24389.80         24088.66
     07/31/92        25528.13         25073.88
     08/31/92        25188.45         24559.87
     09/30/92        25292.17         24849.67
     10/31/92        25520.35         24936.65
     11/30/92        26298.25         25786.99
     12/31/92        26179.36         26104.17
     01/31/93        25975.58         26323.44
     02/28/93        26054.98         26681.44
     03/31/93        26653.09         27244.42
     04/30/93        26131.73         26585.11
     05/31/93        26796.00         27297.59
     06/30/93        26813.40         27376.75
     07/31/93        26315.72         27267.24
     08/31/93        27276.30         28300.67
     09/30/93        27048.86         28082.76
     10/31/93        27859.61         28664.07
     11/30/93        27474.30         28391.76
     12/31/93        27891.60         28735.30
     01/31/94        28341.90         29712.30
     02/28/94        27678.67         28907.10
     03/31/94        26545.42         27646.75
     04/30/94        26993.26         28000.63
     05/31/94        27441.10         28459.84
     06/30/94        26746.93         27762.57
     07/31/94        27591.74         28673.18
     08/31/94        28781.66         29848.78
     09/30/94        28505.58         29117.49
     10/31/94        29256.52         29772.63
     11/30/94        28737.49         28688.31
     12/31/94        29190.58         29113.76
     01/31/95        30250.55         29868.68
     02/28/95        31287.56         31032.66
     03/31/95        31816.09         31948.44
     04/30/95        32835.62         32889.32
     05/31/95        34063.09         34203.90
     06/30/95        34784.76         34998.46
     07/31/95        35940.07         36159.01
     08/31/95        35540.38         36249.77
     09/30/95        37229.58         37779.51
     10/31/95        37392.96         37644.64
     11/30/95        38945.05         39297.24
     12/29/95        39632.83         40054.10

$10,000 OVER 10 YEARS:  Let's
say you invested $10,000 in Fidelity Exchange Fund on December 31, 1985. As the chart shows, by December 31, 1995, the value of your investment would have grown to $39,633 - a 296.33% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
December 31, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
37.58% (including reinvested
dividends ) - well above its
historical annual average of
roughly 12%. With inflation
posing little threat, interest rates
fell during the first half of 1995.
The Federal Reserve Board cut
the fed funds rate - the rate
banks charge each other for
overnight loans - twice, in July
and December.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat in
the fourth quarter. Lower interest
rates and continued merger and
acquisition activity helped
financial stocks perform well. In
November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns
from foreign markets suffered as
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index was
down 5.21% for the 12 months
ended December 31. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was up 11.21% for
the year. European markets fared
well through 1995, while the
Japanese market recently has
shown signs of recovery.
A Message from Jonathan F. Weed, Portfolio Manager of Fidelity
Exchange Fund
Dear Exchange Fund Shareholder:
In 1995, the U.S. stock market prospered. For the 12 months ended December 31, 1995, the fund had a total return of 35.77%. That trailed the 37.58% total return of the Standard & Poor's Composite Index of 500 Stocks during the same period. The fund outperformed the average growth and income fund tracked by Lipper Analytical Services, which returned 30.82%.
Continued positive news on several fronts worked to fuel the banner year for stock market performance in the U.S. in 1995. Above all, while we saw some indications of a slowdown in the fourth quarter, continued strong corporate earnings over the year pushed stock prices higher. Part of this earnings strength can be attributed to the weak U.S. dollar, as lower prices for U.S. goods and services abroad helped enhance corporate profits. In addition, demand for stocks driven by positive investor sentiment helped pave the way for 1995's outstanding rally.
Changes in market sentiment toward certain sectors and shifts in individual company earnings performance affected both the market and the fund. Technology stocks, some of the main drivers of the market through the first three quarters, saw sharp stock price drops in the second half of the year. While earnings for many of these companies continued to grow, earnings disappointments cropped up. IBM(down 5% over the past six months) and Motorola (down 15%) were two investments that detracted from performance. Retail stocks continued to struggle, hurt by intense competition, too many stores and a lack of consumer confidence. In addition, the threat of bankruptcy loomed over many companies in the sector. This threat, as well as the removal of its chairman, hurt the fund's investment in K Mart (down 51% during the past six months). The stock of Edison Brothers Stores (down 84%), a footwear and apparel retailer that filed for bankruptcy in November, fell victim to the fierce retail environment. Your fund disposed of these two stocks in the fourth quarter.
On the positive side, the fund's health care stocks provided solid returns over the past six months. Guidant Corporation (up 76% since spinning off from Eli Lilly in September), a company that develops cardiac care devices, rode the strong wave of returns provided by biotechnology stocks in the second half of 1995. With many investors convinced that much of the technology sector was overpriced, they turned to biotechnology because of attractive valuations and an active drug pipeline. Other health care stocks that helped the fund included pharmaceutical companies, often seen as defensive investments because demand for their products generally remains steady regardless of the economic backdrop. Eli Lilly (up 43% over the past six months), Pfizer (up 37%), Merck (up 34%), Bristol-Myers Squibb (up 26%) and Johnson & Johnson (up 27%) were examples of stocks that benefited from investors looking to insulate themselves from the effects of the economic slowdown.
Where does the market go from here? It's always difficult to predict, and after such an extraordinary year, it's even harder. It's important to understand that 1995's strong returns are the exception more than the rule, and that it's more than conceivable 1996 may prove to be less favorable. One of the main factors affecting the market will be the economy. With the economy slowing, the question remains how that will affect corporate profits and stock prices. Consumer confidence and the results of this year's elections also will bear watching, as will the dollar's relative value. The last piece of the puzzle will be interest rates, as they have a direct impact on profits and economic activity. Although it will be interesting to see how all of these pieces fall into place over the next year, history has shown that stocks provide excellent growth for long-term investors.
Sincerely,
Jonathan F. Weed
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1995
                               % OF FUND'S   % OF FUND'S INVESTMENT
                               INVESTMENTS   S
                                             IN THESE STOCKS
                                             6 MONTHS AGO

Hewlett-Packard Co.            4.1           4.0

Johnson & Johnson              3.8           3.3

Schering-Plough Corp.          3.3           2.9

McDonald's Corp.               3.1           3.0

American Home Products Corp.   3.1           2.7

General Electric Co.           3.0           2.6

Gillette Co.                   3.0           2.9

Disney (Walt) Co.              2.9           3.0

Coca-Cola Company (The)        2.4           2.3

Bristol-Myers Squibb Co.       2.2           2.0

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                  % OF FUND'S   % OF FUND'S INVESTMENT
                  INVESTMENTS   S
                                IN THESE MARKET SECTORS
                                6 MONTHS AGO

Health            19.2          17.9

Nondurables       16.7          16.5

Media & Leisure   13.7          13.7

Energy            9.7           9.3

Technology        7.4           8.1

ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 45.3
Row: 1, Col: 3, Value: 4.7
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 45.8
Row: 1, Col: 3, Value: 4.2
Stocks 95.3%
Short-term
investments 4.7%
Stocks 95.8%
Short-term
investments 4.2%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.1%
 SHARES VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.6%
DEFENSE ELECTRONICS - 1.6%
Raytheon Co.   80,000 $ 3,780,000
BASIC INDUSTRIES - 3.0%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   47,634  2,512,690
Cabot Corp.    47,900  2,580,613
Minnesota Mining & Manufacturing Co.  30,000  1,987,500
TOTAL BASIC INDUSTRIES   7,080,803
CONGLOMERATES - 0.6%
United Technologies Corp.   13,686  1,298,459
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 1.7%
Dana Corp.   80,670  2,359,598
General Motors Corp.   30,000  1,586,250
TOTAL DURABLES   3,945,848
ENERGY - 9.7%
ENERGY SERVICES - 2.3%
Dresser Industries, Inc.   40,000  975,000
Halliburton Co.   50,700  2,566,688
Schlumberger Ltd.  26,919  1,864,141
   5,405,829
OIL & GAS - 7.4%
Amoco Corp.   40,000  2,875,000
Chevron Corp.   60,000  3,150,000
Exxon Corp.   47,900  3,837,988
Kerr-McGee Corp.   13,480  855,980
Mobil Corp.   40,000  4,480,000
Royal Dutch Petroleum Co.   15,000  2,116,875
   17,315,843
TOTAL ENERGY   22,721,672
FINANCE - 4.7%
BANKS - 0.5%
Bankers Trust New York Corp.   17,700  1,177,050
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   94,788 $ 3,921,854
INSURANCE - 2.3%
General Re Corp.   23,360  3,620,800
Torchmark Corp.   41,616  1,883,124
   5,503,924
SECURITIES INDUSTRY - 0.2%
Lehman Brothers Holdings, Inc.   18,357  390,086
TOTAL FINANCE   10,992,914
HEALTH - 19.2%
DRUGS & PHARMACEUTICALS - 12.4%
American Home Products Corp.   73,767  7,155,399
Bristol-Myers Squibb Co.   60,584  5,202,651
Lilly (Eli) & Co.   34,854  1,960,538
Merck & Co., Inc.   33,619  2,210,449
Pfizer, Inc.   76,880  4,843,440
Schering-Plough Corp.   140,040  7,667,190
   29,039,667
MEDICAL EQUIPMENT & SUPPLIES - 6.8%
Abbott Laboratories   81,671  3,409,764
Becton, Dickinson & Co.   32,000  2,400,000
Guidant Corp.   30,799  1,301,258
Johnson & Johnson   103,370  8,851,056
   15,962,078
TOTAL HEALTH   45,001,745
INDUSTRIAL MACHINERY & EQUIPMENT - 6.2%
ELECTRICAL EQUIPMENT - 3.6%
General Electric Co.   98,534  7,094,448
General Signal Corp.   40,000  1,295,000
   8,389,448
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Parker-Hannifin Corp.   113,905  3,901,246
Stanley Works   14,374  740,261
   4,641,507
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.6%
WMX Technologies, Inc.   50,000 $ 1,493,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   14,524,705
MEDIA & LEISURE - 13.5%
BROADCASTING - 1.7%
Capital Cities/ABC, Inc.   20,000  2,467,500
Cox Communications, Inc. Class A (a)  37,488  731,016
Viacom, Inc. Class B (non-vtg.) (a)  15,283  724,032
   3,922,548
ENTERTAINMENT - 2.9%
Disney (Walt) Co.   113,454  6,693,786
PUBLISHING - 5.6%
Gannett Co., Inc.   55,214  3,388,759
Harcourt General, Inc.   40,000  1,675,000
Knight-Ridder, Inc.   32,200  2,012,500
McGraw-Hill, Inc.   34,756  3,028,117
Media General, Inc. Class A   34,382  1,044,353
Times Mirror Co. Class A   55,902  1,893,680
   13,042,409
RESTAURANTS - 3.3%
Darden Restaurants, Inc.  50,000  593,750
Dave & Busters, Inc. (a)  4,900  59,413
McDonald's Corp.   159,480  7,196,535
   7,849,698
TOTAL MEDIA & LEISURE   31,508,441
NONDURABLES - 16.7%
BEVERAGES - 4.0%
Anheuser-Busch Companies, Inc.   57,067  3,816,356
Coca-Cola Company (The)   75,589  5,612,483
   9,428,839
FOODS - 3.7%
General Mills, Inc.   50,000  2,887,500
Ralston Purina Co.   35,298  2,201,713
Sara Lee Corp.   111,000  3,538,125
   8,627,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 7.3%
Colgate-Palmolive Co.   57,000 $ 4,004,250
Gillette Co.   134,344  7,002,681
International Flavors & Fragrances, Inc.   22,447  1,077,456
Procter & Gamble Co.   59,300  4,921,900
   17,006,287
TOBACCO - 1.7%
Philip Morris Companies, Inc.  44,150  3,995,575
TOTAL NONDURABLES   39,058,039
RETAIL & WHOLESALE - 2.5%
GENERAL MERCHANDISE STORES - 1.5%
May Department Stores Co. (The)  82,126  3,469,824
GROCERY STORES - 1.0%
Supervalu, Inc.  76,080  2,396,520
TOTAL RETAIL & WHOLESALE   5,866,344
SERVICES - 1.2%
PRINTING - 0.9%
Harland (John H.) Co.  100,000  2,087,500
SERVICES - 0.3%
Jostens, Inc.  33,307  807,695
TOTAL SERVICES   2,895,195
TECHNOLOGY - 7.4%
COMPUTERS & OFFICE EQUIPMENT - 4.4%
Hewlett-Packard Co.   113,734  9,525,223
International Business Machines Corp.  9,097  834,650
   10,359,873
ELECTRONICS - 2.0%
Motorola, Inc.   81,906  4,668,642
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   36,242  2,428,214
TOTAL TECHNOLOGY   17,456,729
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Union Pacific Corp.   19,090 $ 1,259,940
UTILITIES - 6.6%
ELECTRIC UTILITY - 4.3%
Central Louisiana Electric Co., Inc.   60,000  1,612,500
Duke Power Co.  50,000  2,368,750
Hawaiian Electric Industries, Inc.   40,000  1,550,000
PacifiCorp.   55,400  1,177,250
Potomac Electric Power Co.   70,000  1,837,500
SCECorp   80,000  1,420,000
   9,966,000
GAS - 0.6%
Williams Companies, Inc.   30,680  1,346,085
TELEPHONE SERVICES - 1.7%
MCI Communications Corp.   80,000  2,090,000
Sprint Corp.   50,000  1,993,750
   4,083,750
TOTAL UTILITIES   15,395,835
TOTAL COMMON STOCKS
(Cost $23,695,226)   222,786,669
CONVERTIBLE PREFERRED STOCKS - 0.2%
MEDIA & LEISURE - 0.2%
PUBLISHING - 0.2%
Times Mirror Co. (new) Series B $1.374 (Cost $1,786)  18,879  483,774
REPURCHASE AGREEMENTS - 4.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint trading
 account at 5.88%, dated 12/29/95 due 1/2/96  $ 10,940,138  10,933,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $34,630,012)  $ 234,203,443

LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $34,630,012. Net unrealized appreciation aggregated $199,573,431, of which $199,591,530 related to appreciated investment securities and $18,099 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

1.ASSETS                                                        2.           3.

4.Investment in securities, at value (including                 5.           $ 234,203,443
repurchase agreements of $10,933,000) (cost
$34,630,012) -
See accompanying schedule

6.Cash                                                          7.            301


8.Dividends receivable                                          9.            331,958

10. 11.TOTAL ASSETS                                             12.           234,535,702

13.LIABILITIES                                                  14.          15.

16.Accrued management fee                                       $ 105,798    17.

18.Dividends payable                                             1,613,265   19.

20.Other payables and accrued expenses                           48,142      21.

22. 23.TOTAL LIABILITIES                                        24.           1,767,205

25.26.NET ASSETS                                                27.          $ 232,768,497

28.Net Assets consist of:                                       29.          30.

31.Paid in capital                                              32.          $ 33,189,926

33.Undistributed net investment income                          34.           5,140

35.Net unrealized appreciation (depreciation)                   36.           199,573,431
on investments

37.38.NET ASSETS, for 1,729,403 shares outstanding              39.          $ 232,768,497

40.41.NET ASSET VALUE, offering price and redemption            42.           $134.59
price per share ($232,768,497 (divided by) 1,729,403 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

43.INVESTMENT INCOME                                       44.           $ 5,022,862
Dividends

45.Interest                                                46.            582,993

47. 48.TOTAL INCOME                                        49.            5,605,855

50.EXPENSES                                                51.           52.

53.Management fee                                          $ 1,131,323   54.

55.Transfer agent fees                                      137,642      56.

57.Accounting fees and expenses                             599          58.

59.Non-interested trustees' compensation                    4,361        60.

61.Custodian fees and expenses                              12,637       62.

63.Registration fees                                        250          64.

65.Audit                                                    30,439       66.


67.Legal                                                    1,025        68.


69.Miscellaneous                                            2,527        70.

71. 72.TOTAL EXPENSES                                      73.            1,320,803

74.75.NET INVESTMENT INCOME                                76.            4,285,052

77.REALIZED AND UNREALIZED GAIN (LOSS)                     79.            9,418,924
78.Net realized gain (loss) on investment securities

80.Change in net unrealized appreciation (depreciation)    81.            49,618,997
on investment securities

82.83.NET GAIN (LOSS)                                      84.            59,037,921

85.86.NET INCREASE (DECREASE) IN NET ASSETS                87.           $ 63,322,973
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEARS ENDED DECEMBER 31,

                                                            1995                       1994

88.INCREASE (DECREASE) IN NET ASSETS

89.Operations                                               $ 4,285,052                $ 4,615,407
Net investment income

90. Net realized gain (loss)                                 9,418,924                  11,556,177

91. Change in net unrealized appreciation (depreciation)     49,618,997                 (7,788,111)

92. 93.NET INCREASE (DECREASE) IN NET ASSETS                 63,322,973                 8,383,473
RESULTING FROM OPERATIONS

94.Distributions to shareholders                             (4,271,960)                (4,356,411)
From net investment income

95. From net realized gain                                   (3,033,709)                (3,128,466)

96. 97.TOTAL  DISTRIBUTIONS                                  (7,305,669)                (7,484,877)

98. Share transactions

99. Reinvestment of distributions                            2,033,251                  1,974,773

100. Cost of shares redeemed                                 (10,880,904)               (6,632,358)

101.102.                                                     (8,847,653)                (4,657,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

103.                                                         47,169,651                 (3,758,989)
104.TOTAL INCREASE (DECREASE) IN NET ASSETS

105.NET ASSETS                                              106.                       107.

108. Beginning of period                                     185,598,846                189,357,835

109.                                                        $ 232,768,497              $ 185,598,846
End of period (including undistributed net investment
income of $5,140 and $0, respectively)

110.OTHER INFORMATION                                       112.                       113.
111.Shares

114. Issued in reinvestment of distributions                 17,703                     19,403

115. Redeemed                                                (95,116)                   (65,474)

116. Net increase (decrease)                                 (77,413)                   (46,071)


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1995                       1994        1993A       1992        1991

117.SELECTED PER-SHARE
DATA

118.Net asset value,               $ 102.72                   $ 102.20    $ 98.92     $ 97.48     $ 75.96
beginning of period

119.Income from
Investment Operations

120. Net investment                 2.45                       2.56        2.26        2.19        2.13
income

121. Net realized and               33.59                      2.12        4.14        2.34        21.49
unrealized gain (loss)

122. Total from                     36.04                      4.68        6.40        4.53        23.62
investment operations

123.Less Distributions

124. From net                       (2.45)                     (2.42)      (2.26)      (2.23)      (2.10)
investment income

125. In excess of net               -                          -           (.09)       -           -
investment income

126. From net realized              (1.72)                     (1.74)      (.77)       (.86)       -
gain

127. Total distributions            (4.17)                     (4.16)      (3.12)      (3.09)      (2.10)

128.Net asset value, end           $ 134.59                   $ 102.72    $ 102.20    $ 98.92     $ 97.48
of period

129.TOTAL RETURN                    35.77                      4.66        6.54        4.68        31.42
                                   %                          %           %           %           %

130.RATIOS AND SUPPLEMENTAL DATA

131.Net assets, end of             $ 232,768                  $ 185,599   $ 189,358   $ 186,886   $ 187,876
period (000 omitted)

132.Ratio of expenses to            .63                        .58         .57         .58         .58
average net assets                 %                          %           %           %           %

133.Ratio of net                    2.05                       2.50        2.24        2.23        2.42
investment income to               %                          %           %           %           %
average
net assets

134.Portfolio turnover              0                          0           0           0           0
rate                               %                          %           %           %           %


A EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Exchange Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue 10 million shares. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for redemptions in kind.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Sales of securities, other than short-term securities, aggregated $10,542,096, which represents the current value of securities delivered in redemption of fund shares. There were no purchases of securities during the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee at a rate of 1/20 of 1% per month (which is equivalent to an annual rate of 6/10 of 1%) of the fund's average net assets determined as of the close of business on each business day throughout the month. In addition, under the Management Contract, FMR provides portfolio accounting and bookkeeping services to the fund and determines the net asset value per share of the fund. The management fee is subject to a reduction to the extent that the monthly average net assets of all mutual funds advised by FMR exceed $4 billion in any month. The management fee payable by the fund on its portion of the excess is reduced by 10%. For the period, the management fee was reduced by $123,973. For the period, the management fee was equivalent to an annual rate of .54% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. Under the prior transfer agent contract, FSC received fees based on the type, size, and number of accounts and the number of transactions made by shareholders. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rate of .07% of average net assets. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Exchange Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Exchange Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Exchange Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 31, 1996
DISTRIBUTIONS


A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Congress Street Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Exchange Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Income Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE